Fair Value - Schedule of Assets Measured at Fair Value on Recurring Basis (Detail) $ in Thousands	Dec. 31, 2016 USD ($)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale investments	$ 7,266
Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	257,564
Available-for-sale investments	7,266
Total	264,830
Fair Value, Measurements, Recurring [Member] | Quoted Prices in Active Market for Identical Assets (Level 1) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	257,564
Total	257,564
Fair Value, Measurements, Recurring [Member] | Significant Unobservable Inputs (Level 3) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale investments	7,266
Total	$ 7,266